MERGER AND ACQUISITIONS - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		12 Months Ended											1 Months Ended		10 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 28, 2013 GQ [Member] USD ($)	Feb. 27, 2013 Infastech USD ($)	Dec. 28, 2013 Infastech Trade names	Feb. 27, 2013 Infastech Trade names USD ($)	Dec. 28, 2013 Infastech Customer relationships	Feb. 27, 2013 Infastech Customer relationships USD ($)	Dec. 28, 2013 Infastech Technology [Member]	Feb. 27, 2013 Infastech Technology [Member] USD ($)	Dec. 29, 2012 Powers & Aeroscout USD ($) Acquisition	Dec. 29, 2012 AeroScout USD ($)	Dec. 29, 2012 Powers USD ($)	Dec. 28, 2013 Series of Individually Immaterial Business Acquisitions USD ($) Acquisition	Dec. 29, 2012 Series of Individually Immaterial Business Acquisitions USD ($) Acquisition	Dec. 31, 2011 Series of Individually Immaterial Business Acquisitions USD ($) Acquisition	Dec. 29, 2012 Series of Individually Immaterial Business Acquisitions Other 2012 Acquisitions [Member] [Member] Acquisition	Dec. 29, 2012 Series of Individually Immaterial Business Acquisitions Other acquisitions USD ($)	Dec. 31, 2011 Series of Individually Immaterial Business Acquisitions Other acquisitions USD ($) Acquisition	Dec. 29, 2012 Lista North America USD ($)	Dec. 29, 2012 Tong Lung USD ($)	Jan. 31, 2013 Tong Lung Subsequent Event USD ($)	Sep. 30, 2011 Niscayah USD ($)	Jun. 30, 2012 Niscayah USD ($)	Dec. 29, 2012 Niscayah	Sep. 29, 2012 Niscayah USD ($)	Jun. 30, 2012 Niscayah SEK	Sep. 09, 2011 Niscayah SEK	Jul. 02, 2011 Niscayah	Dec. 29, 2012 Niscayah Trade names	Sep. 29, 2012 Niscayah Trade names USD ($)	Dec. 29, 2012 Niscayah Customer relationships	Sep. 29, 2012 Niscayah Customer relationships USD ($)	Dec. 31, 2011 Info Logix Inc [Member] USD ($)	Dec. 31, 2011 Microtec Enterprises Inc [Member] USD ($)
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents				$ 3.5	$ 82.0																						$ 21.1
Number of businesses acquired during the period												2			4	7	9	5		7
Purchase price for acquisitions	933.9	707.3	1,179.6	48.5	826.4								238.8	220.5	40.9	696.0	216.2		236.7	97.4	89.7	102.8	12.0	984.5	995.8										60.0	58.8
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value				34.4
Intangible assets acquired, FAS 141R												169.9
Cash and cash equivalents acquired, FAS 141R												7.7
Net assets acquired, excluding goodwill, FAS 141R												279.4
Liabilities assumed, FAS 141R												95.3
Goodwill acquired, FAS 141R	7,565.3	7,015.5		50.2	510.5							282.9															921.0
Percentage of ownership interest				60.00%	100.00%																	89.00%				99.00%			95.00%	5.80%
Short-term debt assumed, FAS 141R																						20.1
Business acquisitions, price paid for each common shares (SEK per share)																													18
Business acquisition, purchase price of remaining shares																									11.3
Business acquisitions, price to be paid for each remaining common shares of the acquired company (SEK per share)																												18
Weighted-average useful lives						15 years		12 years 8 months 12 days		10 years																					4 years		16 years
Pro forma information, revenue of acquiree since acquisition date, actual	481.4
Pro forma information, earnings of acquiree since acquisition date, actual	29.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables					117.4																						178.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory					88.6																						55.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets					5.7																						45.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					47.9																						32.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				34.2			22.0		251.0		28.0																					6.0		350.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets					2.2																						43.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable					(99.2)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other					(38.4)
Business Acquisition Purchase Price Allocation Deferred Income Tax Liabilities Noncurrent					(90.4)																						(143.5)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other					(18.9)																						(253.9)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				36.2	397.9																						74.8
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net					$ 908.4																						$ 995.8